Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income taxes
Minimum corporate income tax rate	15.00%
Threshold annual revenue	€ 750,000
Applicable tax rate	14.30%	14.30%	14.30%
Tax write down	€ 5,100	€ 2,200	€ 3,000
Deferred tax asset tax step up	0
Unused tax losses for which no deferred tax asset recognised	2,304,642	2,480,908
Deferred tax assets	28,748	36,376
Sportradar Group AG Switzerland
Income taxes
Applicable tax rate			14.30%
Unused tax losses for which no deferred tax asset recognised	2,100,000					€ 2,100,000
Atrium Sports Inc
Income taxes
Deferred tax assets	0	0	€ 0
Switzerland
Income taxes
Applicable tax rate					9.00%
Tax Free Step Up Amount					€ 1,948,000
Tax write down	€ 5,100	2,200	€ 3,000
Impairment of tax step-up		€ 2,200
Switzerland | Sportradar Group AG Switzerland
Income taxes
Applicable tax rate				14.50%	9.00%